Derivative Instruments - Realized and Unrealized Gains and Losses Recognized in Earnings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net gain (loss) on derivative instruments
Realized gain (loss)	$ (1,550)	$ (2,087)	$ (3,402)	$ (5,996)
Unrealized gain (loss)	6,666	(178)	24,875	11,742
Total realized and unrealized gain (loss) on derivative instruments	5,116	(2,265)	21,473	5,746
Interest Rate Swap Contracts [Member]
Net gain (loss) on derivative instruments
Realized gain (loss)	(1,550)	(2,087)	(3,402)	(5,996)
Unrealized gain (loss)	7,080	$ (178)	25,289	$ 11,742
Foreign Exchange Forward Contracts [Member]
Net gain (loss) on derivative instruments
Unrealized gain (loss)	$ (414)		$ (414)